INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Taxes
	US dollars
	Year ended December 31,
(in thousands)	2023	2022	2021
Income taxes (tax benefit):
Current taxes:
In Israel	10,202	9,110	4,916
Outside Israel	5,997	4,711	6,954
	16,199	13,821	11,870
Deferred taxes:
In Israel	(995)	(102)	(300)
Outside Israel	(2,130)	(634)	(143)
	(3,125)	(736)	(443)
Taxes in respect of prior years:
In Israel	10	(457)	339
Outside Israel	271	117	88
	281	(340)	427
	13,355	12,745	11,854

Schedule of Income Tax Reconciliation
	US dollars
	Year ended December 31,
(in thousands)	2023	2022	2021

Pretax income	64,405	52,830	48,968
Statutory tax rate	23%	23%	23%
Tax computed at the ordinary tax rate	14,813	12,151	11,263
Nondeductible expenses (income)	(284)	2,123	(282)
Losses and timing differences in respect of which no deferred taxes assets were recognized	(557)	1,742	446
Tax adjustment in respect of different tax rates	1,087	499	1,202
Adjustment in respect of tax rate deriving from “approved enterprises”	(3,133)	(3,002)	(1,874)
Tax related to previous years	281	(340)	427
Others	1,148	(428)	672
	13,355	12,745	11,854

Summary of Deferred Taxes
Composition:

	US dollars
	December 31,
(in thousands)	2023	2022

Deferred taxes
Provision for vacation, recreation and bad debt	415	560
Provision for other employee related obligations	1,990	1,758
Provision for deferred revenues/expenses and other obligations	6,876	4,207
Other temporary differences, net	4,055	3,341
	13,336	9,866

	US dollars
	December 31,
(in thousands)	2023	2022

Deferred income taxes included in long-term investments and other assets	14,452	11,400
Deferred income taxes included in long-term liabilities	(1,116)	(1,534)
	13,336	9,866

Schedule of Income Before Income Taxes
	US dollars
	Year ended December 31,
(in thousands)	2023	2022	2021

The Company and its Israeli subsidiaries	55,316	51,562	39,594
Non-Israeli subsidiaries	9,089	1,268	9,374
	64,405	52,830	48,968